Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30, 2025	December 31, 2024
	(unaudited)
Accounts receivable	$12,153,726	$6,913,996
Less: expected credit losses	—	—
Accounts receivable, net	$12,153,726	$6,913,996

For the six months ended June 30, 2025 and 2024, the Company did not provide an allowance for expected credit losses against accounts receivable.